ORGANIZATION AND CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Management Commentary Explanatory [Abstract]
Summary of the Corporation's Capital [Table]
As at December 31, 2025, the Corporation’s capital totaled $62.4 billion (December 31, 2024 – $60.4 billion), and is computed as follows:

AS AT DEC. 31 (MILLIONS)	2025	2024
Cash and cash equivalents	$461	$820
Other financial assets	2,114	1,234
Investments[1]	58,951	56,147
Other assets and liabilities of the Corporation	891	2,238
Corporation’s Capital	$62,417	$60,439
Corporation’s Capital is comprised of the following:
Common equity	$43,796	$41,874
Preferred equity	4,090	4,103
Non-controlling interest	230	230
Corporate borrowings	14,301	14,232
	$62,417	$60,439

Reconciliation of the Corporation's Capital [Table]
A reconciliation of the Corporation’s capital to the company’s consolidated balance sheet as at December 31, 2025 is as follows:

AS AT DEC. 31, 2025 (MILLIONS)	The Corporation	Investments	Elimination[1]	Total Consolidated
Cash and cash equivalents	$461	$15,781	$—	$16,242
Other financial assets	2,114	27,919	—	30,033
Accounts receivable and other[1]	2,866	32,442	(1,799)	33,509
Inventory	—	8,849	—	8,849
Assets classified as held for sale	—	12,780	—	12,780
Equity accounted investments	2,330	77,551	—	79,881
Investment properties	18	85,595	—	85,613
Property, plant and equipment	151	165,841	—	165,992
Intangible assets	83	38,413	—	38,496
Goodwill	—	43,355	—	43,355
Deferred income tax assets	467	3,754	—	4,221
Accounts payable and other[1]	(4,684)	(53,572)	1,799	(56,457)
Liabilities associated with assets classified as held for sale	—	(5,891)	—	(5,891)
Deferred income tax liabilities	(340)	(26,669)	—	(27,009)
Subsidiary equity obligations	—	(3,808)	—	(3,808)
Total	3,466	422,340	—	425,806
Investments[2]	58,951	—	(58,951)	—
Corporation’s Capital	62,417	422,340	(58,951)	425,806
Less:
Corporate borrowings	14,301	—	—	14,301
Non-recourse borrowings of managed entities	—	245,311	—	245,311
Amounts attributable to preferred equity	4,090	—	—	4,090
Amounts attributable to non-controlling interests	230	118,078	—	118,308
Common equity	$43,796	$58,951	$(58,951)	$43,796
1.Includes uneliminated intercompany balances, including accounts receivable and other, and accounts payable and other of $1.8 billion and $1.8 billion, respectively, between entities under common control of the Corporation.
2.Represents the carrying value of the Corporation’s investments.
A reconciliation of the Corporation’s capital to the company’s consolidated balance sheet as at December 31, 2024 is as follows:

AS AT DEC. 31, 2024 (MILLIONS)	The Corporation	Investments	Elimination[1]	Total Consolidated
Cash and cash equivalents	$820	$14,231	$—	$15,051
Other financial assets	1,234	24,653	—	25,887
Accounts receivable and other[1]	3,092	28,281	(1,155)	30,218
Inventory	—	8,458	—	8,458
Assets classified as held for sale	—	10,291	—	10,291
Equity accounted investments	2,488	65,822	—	68,310
Investment properties	16	103,649	—	103,665
Property, plant and equipment	113	152,906	—	153,019
Intangible assets	85	35,987	—	36,072
Goodwill	—	35,730	—	35,730
Deferred income tax assets	342	3,381	—	3,723
Accounts payable and other[1]	(3,368)	(53,289)	1,155	(55,502)
Liabilities associated with assets classified as held for sale	—	(4,721)	—	(4,721)
Deferred income tax liabilities	(530)	(24,737)	—	(25,267)
Subsidiary equity obligations	—	(4,759)	—	(4,759)
Total	4,292	395,883	—	400,175
Investments[2]	56,147	—	(56,147)	—
Corporation’s Capital	60,439	395,883	(56,147)	400,175
Less:
Corporate borrowings	14,232	—	—	14,232
Non-recourse borrowings of managed entities	—	220,560	—	220,560
Amounts attributable to preferred equity	4,103	—	—	4,103
Amounts attributable to non-controlling interests	230	119,176	—	119,406
Common equity	$41,874	$56,147	$(56,147)	$41,874
1.Includes uneliminated intercompany balances, including accounts receivable and other, and accounts payable and other of $1.2 billion and $1.2 billion, respectively, between entities under common control of the Corporation.
2.Represents the carrying value of the Corporation’s investments